Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Switzerland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 1.6%
Geberit AG, Registered	37,411	$16,435,772

Capital Markets — 8.7%
Credit Suisse Group AG, Registered	2,374,991	26,893,818
Julius Baer Group Ltd	253,649	10,003,734
Partners Group Holding AG	18,900	13,209,425
UBS Group AG, Registered	3,412,212	39,181,835

		89,288,812

Chemicals — 5.3%
Clariant AG, Registered	315,170	5,716,833
EMS-Chemie Holding AG, Registered	11,788	7,031,665
Givaudan SA, Registered	8,829	23,269,552
Sika AG, Registered	125,222	18,537,114

		54,555,164

Construction Materials — 2.2%
LafargeHolcim Ltd., Registered	460,039	21,985,460

Diversified Financial Services — 0.5%
Pargesa Holding SA, Bearer	71,694	5,285,192

Diversified Telecommunication Services — 1.3%
Swisscom AG, Registered	27,798	13,254,383

Electrical Equipment — 3.0%
ABB Ltd., Registered	1,687,963	30,835,930

Food Products — 23.9%
Barry Callebaut AG, Registered	3,385	6,619,571
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,339	8,732,753
Chocoladefabriken Lindt & Spruengli AG, Registered	125	9,320,475
Nestle SA, Registered	2,219,370	219,653,312

		244,326,111

Health Care Equipment & Supplies — 4.0%
Alcon Inc.(a)	299,244	17,323,635
Sonova Holding AG, Registered	60,512	13,421,710
Straumann Holding AG, Registered	12,159	9,965,581

		40,710,926

Insurance — 9.4%
Baloise Holding AG, Registered	58,327	9,660,763
Swiss Life Holding AG, Registered	34,946	15,832,273
Swiss Re AG	285,683	26,982,040
Zurich Insurance Group AG	135,083	43,619,783

		96,094,859

Life Sciences Tools & Services — 2.1%
Lonza Group AG, Registered	71,388	21,888,014

Machinery — 1.6%
Schindler Holding AG, Participation Certificates, NVS	47,983	10,075,070
Schindler Holding AG, Registered	31,201	6,383,821

		16,458,891

Security	Shares	Value

Marine — 0.9%
Kuehne + Nagel International AG, Registered	67,477	$8,932,308

Pharmaceuticals — 24.4%
Novartis AG, Registered	1,409,660	120,665,831
Roche Holding AG, NVS	459,836	120,279,218
Vifor Pharma AG	59,433	8,177,688

		249,122,737

Professional Services — 2.4%
Adecco Group AG, Registered	184,375	9,894,678
SGS SA, Registered	5,621	14,166,362

		24,061,040

Real Estate Management & Development — 0.8%
Swiss Prime Site AG, Registered	99,513	8,073,033

Software — 1.2%
Temenos AG, Registered	70,555	12,233,227

Specialty Retail — 0.5%
Dufry AG, Registered	58,205	4,746,209

Textiles, Apparel & Luxury Goods — 4.8%
Cie. Financiere Richemont SA, Registered	476,626	34,941,991
Swatch Group AG (The), Bearer	35,141	8,793,547
Swatch Group AG (The), Registered	102,147	4,911,099

		48,646,637

Total Common Stocks — 98.6% (Cost: $1,024,444,454)		1,006,934,705

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(b)(c)(d)	989,358	989,754
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(b)(c)	547,771	547,771

		1,537,525

Total Short-Term Investments — 0.1% (Cost: $1,537,426)		1,537,525

Total Investments in Securities — 98.7% (Cost: $1,025,981,880)		1,008,472,230

Other Assets, Less Liabilities — 1.3%		13,005,610

Net Assets — 100.0%		$1,021,477,840

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Switzerland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	5,419,657	(4,430,299)	989,358	$989,754	$75,722	(a)	$143	$99
BlackRock Cash Funds: Treasury, SL Agency Shares	404,567	143,204	547,771	547,771	7,293		—	—

				$1,537,525	$83,015		$143	$99

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	388	06/21/19	$14,160	$(482,499)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,006,934,705	$—	$—	$1,006,934,705
Money Market Funds	1,537,525	—	—	1,537,525

	$1,008,472,230	$—	$—	$1,008,472,230

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(482,499)	$—	$—	$(482,499)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2